INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2017	201 6
Deferred income tax assets:	$3,850,000	$2,100,000
Valuation allowance	(3,850,000)	(2,100,000)
Net total	$-	$-